Finance cost and income (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Finance Costs Included in Income Statement

The finance costs included in the income statement are as follows:

Million US dollar	2018	2017	2016
Interest expense	(4 141)	(4 314)	(4 092)
Capitalization of borrowing costs	23	22	12
Net interest on net defined benefit liabilities	(94)	(101)	(113)
Accretion expense	(400)	(614)	(648)
Net foreign exchange losses (net of the effect of foreign exchange derivative instruments)	—	(304)	(21)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(2 222)	(674)	(797)
Tax on financial transactions	(110)	(68)	(70)
Other financial costs, including bank fees	(242)	(139)	(131)

	(7 186)	(6 192)	(5 860)
Exceptional finance cost	(1 982)	(693)	(3 522)

Finance costs	(9 168)	(6 885)	(9 382)

Summary of Finance Income Included in Income Statement

Finance income included in the income statement is as follows:

Million US dollar	2018	2017	2016
Interest income	333	287	561
Hyperinflation monetary adjustments	46	—	—
Other financial income	61	91	91

Finance income, excluding exceptional items	440	378	652
Exceptional finance income	—	—	166

Finance income	440	378	818

Summary of Interest Income

The interest income stems from the following financial assets:

Million US dollar	2018	2017	2016
Cash and cash equivalents	256	207	479
Investment debt securities held for trading	22	16	16
Other loans and receivables	55	64	66

Total	333	287	561